PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 89.5%
Common Stocks — 50.2%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*	1,900	$759,240
Boeing Co. (The)*	16,150	2,455,446
General Dynamics Corp.	7,000	2,115,400
General Electric Co.	29,978	5,653,251
Howmet Aerospace, Inc.	11,480	1,150,870
Huntington Ingalls Industries, Inc.	1,000	264,380
Kongsberg Gruppen ASA (Norway)	110	10,745
L3Harris Technologies, Inc.	5,370	1,277,362
Lockheed Martin Corp.	6,040	3,530,742
Northrop Grumman Corp.	3,822	2,018,284
Rheinmetall AG (Germany)	35	19,027
Rolls-Royce Holdings PLC (United Kingdom)*	23,565	166,781
RTX Corp.	36,855	4,465,352
Safran SA (France)	684	160,961
Singapore Technologies Engineering Ltd. (Singapore)	1,700	6,140
Textron, Inc.	5,300	469,474
TransDigm Group, Inc.	1,570	2,240,594
		26,764,049
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,200	353,184
Expeditors International of Washington, Inc.	4,000	525,600
FedEx Corp.	6,180	1,691,342
United Parcel Service, Inc. (Class B Stock)	20,300	2,767,702
		5,337,828
Automobile Components — 0.0%
Aisin Corp. (Japan)	600	6,667
Aptiv PLC*	7,700	554,477
BorgWarner, Inc.	7,100	257,659
Cie Generale des Etablissements Michelin SCA (France)	350	14,215
Sumitomo Electric Industries Ltd. (Japan)	2,800	45,465
		878,483
Automobiles — 0.8%
Ford Motor Co.	108,185	1,142,434
General Motors Co.	31,600	1,416,944
Mazda Motor Corp. (Japan)	10,300	78,698
Subaru Corp. (Japan)	4,700	83,148
Suzuki Motor Corp. (Japan)	1,400	15,764
Tesla, Inc.*	76,820	20,098,417
Toyota Motor Corp. (Japan)	4,600	82,680
Volvo Car AB (Sweden) (Class B Stock)*	20,702	56,992
		22,975,077
Banks — 1.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	841	15,198
AIB Group PLC (Ireland)	10,698	61,282
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ANZ Group Holdings Ltd. (Australia)	966	$20,301
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,275	67,784
Banco BPM SpA (Italy)	1,107	7,479
Banco Santander SA (Spain)	13,259	67,937
Bank Hapoalim BM (Israel)	672	6,736
Bank Leumi Le-Israel BM (Israel)	1,360	13,318
Bank of America Corp.	187,041	7,421,787
Barclays PLC (United Kingdom)	35,019	105,217
BNP Paribas SA (France)	916	62,858
BOC Hong Kong Holdings Ltd. (China)	2,000	6,337
CaixaBank SA (Spain)	7,144	42,635
Citigroup, Inc.	52,835	3,307,471
Citizens Financial Group, Inc.	12,600	517,482
Commonwealth Bank of Australia (Australia)	737	68,744
Credit Agricole SA (France)	3,867	59,138
DBS Group Holdings Ltd. (Singapore)	1,400	41,460
Erste Group Bank AG (Austria)	520	28,495
Fifth Third Bancorp	19,221	823,428
HSBC Holdings PLC (United Kingdom)	16,087	144,317
Huntington Bancshares, Inc.	41,736	613,519
ING Groep NV (Netherlands)	736	13,353
Intesa Sanpaolo SpA (Italy)	29,780	127,479
JPMorgan Chase & Co.	78,845	16,625,257
KeyCorp	26,900	450,575
M&T Bank Corp.	4,505	802,431
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,900	40,048
Mizrahi Tefahot Bank Ltd. (Israel)	168	6,566
National Australia Bank Ltd. (Australia)	4,272	110,603
NatWest Group PLC (United Kingdom)	11,675	54,048
Nordea Bank Abp (Finland)	4,321	51,010
Oversea-Chinese Banking Corp. Ltd. (Singapore)	8,700	101,842
PNC Financial Services Group, Inc. (The)	11,133	2,057,935
Regions Financial Corp.	25,203	587,986
Swedbank AB (Sweden) (Class A Stock)	708	15,028
Truist Financial Corp.	37,601	1,608,195
U.S. Bancorp	43,185	1,974,850
UniCredit SpA (Italy)	3,008	132,056
Wells Fargo & Co.	94,264	5,324,973
Westpac Banking Corp. (Australia)	2,850	62,280
		43,649,438
Beverages — 0.7%
Asahi Group Holdings Ltd. (Japan)	900	11,796
Brown-Forman Corp. (Class B Stock)(a)	5,275	259,530
Coca-Cola Co. (The)	108,801	7,818,440
Coca-Cola HBC AG (Italy)*	184	6,560
Constellation Brands, Inc. (Class A Stock)	4,340	1,118,375
Keurig Dr. Pepper, Inc.	29,600	1,109,408
Kirin Holdings Co. Ltd. (Japan)	500	7,620
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)(a)	5,000	$287,600
Monster Beverage Corp.*	19,500	1,017,315
PepsiCo, Inc.	38,007	6,463,090
		18,099,734
Biotechnology — 0.9%
AbbVie, Inc.	48,901	9,656,969
Amgen, Inc.	14,837	4,780,630
Biogen, Inc.*	4,060	786,990
CSL Ltd.	34	6,716
Gilead Sciences, Inc.	34,500	2,892,480
Incyte Corp.*	4,440	293,484
Moderna, Inc.*	9,550	638,227
Regeneron Pharmaceuticals, Inc.*	2,940	3,090,646
Vertex Pharmaceuticals, Inc.*	7,000	3,255,560
		25,401,702
Broadline Retail — 1.8%
Amazon.com, Inc.*	258,800	48,222,204
eBay, Inc.	13,700	892,007
Next PLC (United Kingdom)	260	34,059
Prosus NV (China)*	1,208	52,723
Rakuten Group, Inc. (Japan)*	9,200	59,362
		49,260,355
Building Products — 0.3%
A.O. Smith Corp.	3,300	296,439
AGC, Inc. (Japan)	1,100	35,695
Allegion PLC	2,533	369,159
Builders FirstSource, Inc.*(a)	3,200	620,352
Carrier Global Corp.	23,202	1,867,529
Cie de Saint-Gobain SA (France)	1,418	129,325
Johnson Controls International PLC	18,722	1,453,015
Masco Corp.(a)	6,200	520,428
ROCKWOOL A/S (Denmark) (Class B Stock)	15	7,042
Trane Technologies PLC	6,100	2,371,253
		7,670,237
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	2,565	113,626
Ameriprise Financial, Inc.	2,620	1,230,902
Amundi SA (France), 144A	362	27,058
Bank of New York Mellon Corp. (The)	20,458	1,470,112
BlackRock, Inc.	3,850	3,655,613
Blackstone, Inc.	19,900	3,047,287
Cboe Global Markets, Inc.	3,000	614,610
Charles Schwab Corp. (The)	41,350	2,679,893
CME Group, Inc.	10,100	2,228,565
Deutsche Bank AG (Germany)	5,322	92,133
Euronext NV (Netherlands), 144A	144	15,631
FactSet Research Systems, Inc.	1,000	459,850
Franklin Resources, Inc.(a)	8,700	175,305
Goldman Sachs Group, Inc. (The)	8,680	4,297,555
Intercontinental Exchange, Inc.	16,455	2,643,331
Invesco Ltd.	12,400	217,744
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Investec PLC (United Kingdom)	1,014	$7,718
KKR & Co., Inc.	18,800	2,454,904
Magellan Financial Group Ltd. (Australia)	1,225	8,451
MarketAxess Holdings, Inc.	1,020	261,324
Moody’s Corp.	4,450	2,111,926
Morgan Stanley	34,519	3,598,261
MSCI, Inc.	2,120	1,235,812
Nasdaq, Inc.	11,700	854,217
Nomura Holdings, Inc. (Japan)	11,500	60,018
Northern Trust Corp.(a)	5,600	504,168
Raymond James Financial, Inc.	5,150	630,669
S&P Global, Inc.	8,960	4,628,915
Singapore Exchange Ltd. (Singapore)	1,900	16,835
State Street Corp.	8,500	751,995
T. Rowe Price Group, Inc.	6,200	675,366
Tokai Tokyo Financial Holdings, Inc. (Japan)	2,200	7,476
UBS Group AG (Switzerland)	2,873	88,902
		40,866,172
Chemicals — 0.7%
Air Products & Chemicals, Inc.	6,100	1,816,214
Albemarle Corp.(a)	3,500	331,485
Asahi Kasei Corp. (Japan)	900	6,823
Celanese Corp.(a)	2,800	380,688
CF Industries Holdings, Inc.	5,100	437,580
Corteva, Inc.	19,447	1,143,289
Dow, Inc.	19,347	1,056,927
DuPont de Nemours, Inc.	11,747	1,046,775
Eastman Chemical Co.	3,400	380,630
Ecolab, Inc.	7,300	1,863,909
Evonik Industries AG (Germany)	351	8,217
FMC Corp.	3,400	224,196
Givaudan SA (Switzerland)	3	16,460
International Flavors & Fragrances, Inc.	7,200	755,496
Linde PLC	13,300	6,342,238
LyondellBasell Industries NV (Class A Stock)	7,300	700,070
Mitsubishi Chemical Group Corp. (Japan)	6,300	40,524
Mosaic Co. (The)	9,200	246,376
Orica Ltd. (Australia)	1,616	20,643
PPG Industries, Inc.	6,400	847,744
Sherwin-Williams Co. (The)	6,550	2,499,938
Solvay SA (Belgium)	2,054	80,466
		20,246,688
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	7,224	94,821
Cintas Corp.	9,420	1,939,389
Copart, Inc.*	24,200	1,268,080
Republic Services, Inc.	5,665	1,137,759
Rollins, Inc.	8,200	414,756
Veralto Corp.	6,333	708,409
Waste Management, Inc.	10,042	2,084,719
		7,647,933

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.4%
Arista Networks, Inc.*	7,000	$2,686,740
Cisco Systems, Inc.	111,600	5,939,352
F5, Inc.*	1,500	330,300
Juniper Networks, Inc.	9,900	385,902
Motorola Solutions, Inc.	4,789	2,153,278
Nokia OYJ (Finland)	8,533	37,257
		11,532,829
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,122	51,788
Eiffage SA (France)	960	92,703
Quanta Services, Inc.	4,000	1,192,600
Vinci SA (France)	767	89,660
		1,426,751
Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	924	100,660
Holcim AG*	1,386	135,735
Martin Marietta Materials, Inc.	1,680	904,260
Vulcan Materials Co.	3,600	901,548
		2,042,203
Consumer Finance — 0.3%
American Express Co.	15,500	4,203,600
Capital One Financial Corp.	10,661	1,596,271
Discover Financial Services	7,040	987,642
Synchrony Financial	11,072	552,271
		7,339,784
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	1,264	21,553
Coles Group Ltd. (Australia)	3,475	43,321
Costco Wholesale Corp.	12,280	10,886,465
Dollar General Corp.	6,400	541,248
Dollar Tree, Inc.*	5,965	419,459
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	114,491
Kroger Co. (The)	18,292	1,048,132
Sysco Corp.(a)	13,800	1,077,228
Target Corp.	12,760	1,988,774
Tesco PLC (United Kingdom)	10,631	51,043
Walgreens Boots Alliance, Inc.(a)	22,300	199,808
Walmart, Inc.	120,300	9,714,225
		26,105,747
Containers & Packaging — 0.1%
Amcor PLC(a)	40,850	462,831
Avery Dennison Corp.	2,100	463,596
Ball Corp.	8,800	597,608
International Paper Co.(a)	9,973	487,181
Packaging Corp. of America	2,500	538,500
Smurfit WestRock PLC(a)	13,844	684,170
		3,233,886
Distributors — 0.0%
Genuine Parts Co.(a)	4,000	558,720
	Shares	Value
Common Stocks (continued)
Distributors (cont’d.)
LKQ Corp.	7,900	$315,368
Pool Corp.	1,080	406,944
		1,281,032
Diversified REITs — 0.0%
GPT Group (The) (Australia)	5,407	18,540
Stockland (Australia)	1,757	6,337
		24,877
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	198,636	4,369,992
Deutsche Telekom AG (Germany)	5,101	149,813
Koninklijke KPN NV (Netherlands)	19,452	79,447
Orange SA (France)	1,596	18,279
Telstra Group Ltd. (Australia)	3,256	8,715
Verizon Communications, Inc.	116,576	5,235,428
		9,861,674
Electric Utilities — 0.8%
Alliant Energy Corp.	7,400	449,106
American Electric Power Co., Inc.	14,860	1,524,636
Chubu Electric Power Co., Inc. (Japan)	3,900	45,833
Constellation Energy Corp.	8,704	2,263,214
Duke Energy Corp.	21,761	2,509,043
Edison International	11,300	984,117
Enel SpA (Italy)	17,178	137,215
Entergy Corp.	6,000	789,660
Evergy, Inc.	6,700	415,467
Eversource Energy	10,300	700,915
Exelon Corp.	27,713	1,123,762
FirstEnergy Corp.	15,156	672,169
Fortum OYJ (Finland)	1,260	20,734
Iberdrola SA (Spain)	7,291	112,713
Kansai Electric Power Co., Inc. (The) (Japan)	1,800	29,831
NextEra Energy, Inc.	56,900	4,809,757
NRG Energy, Inc.	5,600	510,160
PG&E Corp.	59,200	1,170,384
Pinnacle West Capital Corp.(a)	3,200	283,488
PPL Corp.	21,200	701,296
Shikoku Electric Power Co., Inc. (Japan)	700	6,228
Southern Co. (The)	30,300	2,732,454
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,600	24,836
Xcel Energy, Inc.	15,910	1,038,923
		23,055,941
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	3,309	191,974
AMETEK, Inc.	6,400	1,098,944
Eaton Corp. PLC	11,137	3,691,247
Emerson Electric Co.	15,800	1,728,046
GE Vernova, Inc.*	7,594	1,936,318
Generac Holdings, Inc.*	1,600	254,208
Hubbell, Inc.	1,400	599,690
Legrand SA (France)	600	69,124

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Nidec Corp. (Japan)	2,400	$50,527
Prysmian SpA (Italy)	224	16,298
Rockwell Automation, Inc.	3,100	832,226
Schneider Electric SE	307	80,928
Siemens Energy AG (Germany)*	500	18,460
		10,567,990
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	33,300	2,169,828
CDW Corp.	3,650	825,995
Corning, Inc.	21,800	984,270
Halma PLC (United Kingdom)	936	32,728
Jabil, Inc.	3,100	371,473
Keyence Corp. (Japan)	200	95,852
Keysight Technologies, Inc.*	4,700	746,971
TDK Corp. (Japan)	6,000	76,646
TE Connectivity PLC (Ireland)	8,700	1,313,613
Teledyne Technologies, Inc.*	1,160	507,686
Trimble, Inc.*	6,800	422,212
Yokogawa Electric Corp. (Japan)	300	7,688
Zebra Technologies Corp. (Class A Stock)*	1,370	507,338
		8,062,300
Energy Equipment & Services — 0.1%
Baker Hughes Co.	27,898	1,008,512
Halliburton Co.	25,100	729,155
Schlumberger NV	39,324	1,649,642
		3,387,309
Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	300	6,997
CTS Eventim AG & Co. KGaA (Germany)	144	14,994
Electronic Arts, Inc.	6,700	961,048
Konami Group Corp. (Japan)	700	71,385
Live Nation Entertainment, Inc.*	4,400	481,756
Netflix, Inc.*	11,890	8,433,220
Nexon Co. Ltd. (Japan)	3,700	73,526
Nintendo Co. Ltd. (Japan)	300	16,036
Sea Ltd. (Singapore), ADR*	500	47,140
Take-Two Interactive Software, Inc.*	4,500	691,695
Walt Disney Co. (The)	51,182	4,923,197
Warner Bros Discovery, Inc.*	63,876	526,977
		16,247,971
Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	50,755	23,360,496
Corpay, Inc.*	1,900	594,244
EXOR NV (Netherlands)	180	19,297
Fidelity National Information Services, Inc.	15,600	1,306,500
Financial Partners Group Co. Ltd. (Japan)	1,100	17,139
Fiserv, Inc.*	16,500	2,964,225
Global Payments, Inc.	7,177	735,069
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Investor AB (Sweden) (Class B Stock)	4,479	$138,026
Jack Henry & Associates, Inc.	1,900	335,426
Japan Securities Finance Co. Ltd. (Japan)	600	8,060
Mastercard, Inc. (Class A Stock)	23,050	11,382,090
PayPal Holdings, Inc.*	28,300	2,208,249
Visa, Inc. (Class A Stock)	46,300	12,730,185
		55,799,006
Food Products — 0.4%
Archer-Daniels-Midland Co.	13,426	802,069
Associated British Foods PLC (United Kingdom)	1,522	47,567
Bunge Global SA(a)	3,800	367,232
Campbell Soup Co.(a)	5,700	278,844
Conagra Brands, Inc.	13,500	439,020
General Mills, Inc.	16,200	1,196,370
Hershey Co. (The)	4,200	805,476
Hormel Foods Corp.	8,400	266,280
J.M. Smucker Co. (The)	2,900	351,190
Kellanova	7,600	613,396
Kraft Heinz Co. (The)	22,967	806,371
Lamb Weston Holdings, Inc.(a)	4,000	258,960
McCormick & Co., Inc.	7,340	604,082
Mondelez International, Inc. (Class A Stock)	36,953	2,722,327
Morinaga & Co. Ltd. (Japan)	600	12,019
Nestle SA	1,502	150,940
Tyson Foods, Inc. (Class A Stock)	8,300	494,348
WH Group Ltd. (Hong Kong), 144A	107,000	84,273
Wilmar International Ltd. (China)	28,000	72,621
		10,373,385
Gas Utilities — 0.0%
Atmos Energy Corp.	4,400	610,324
Osaka Gas Co. Ltd. (Japan)	300	6,766
		617,090
Ground Transportation — 0.5%
CSX Corp.	54,500	1,881,885
Hankyu Hanshin Holdings, Inc. (Japan)	500	15,446
J.B. Hunt Transport Services, Inc.	2,200	379,126
Norfolk Southern Corp.	6,200	1,540,700
Old Dominion Freight Line, Inc.	5,230	1,038,887
Tokyu Corp. (Japan)	500	6,475
Uber Technologies, Inc.*	58,200	4,374,312
Union Pacific Corp.	16,860	4,155,653
		13,392,484
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	48,150	5,489,582
Align Technology, Inc.*	1,840	467,949
Baxter International, Inc.	14,700	558,159
Becton, Dickinson & Co.	8,010	1,931,211
Boston Scientific Corp.*	42,167	3,533,595
Cooper Cos., Inc. (The)*	5,760	635,558
Demant A/S (Denmark)*	120	4,672

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	11,460	$768,278
Edwards Lifesciences Corp.*	17,000	1,121,830
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	56,723
GE HealthCare Technologies, Inc.	12,892	1,209,914
Hologic, Inc.*	6,500	529,490
Hoya Corp. (Japan)	300	41,551
IDEXX Laboratories, Inc.*	2,300	1,162,006
Insulet Corp.*	1,800	418,950
Intuitive Surgical, Inc.*	9,760	4,794,795
Medtronic PLC	35,490	3,195,165
ResMed, Inc.(a)	4,100	1,000,892
Solventum Corp.*(a)	4,070	283,760
STERIS PLC	2,650	642,731
Stryker Corp.	9,600	3,468,096
Teleflex, Inc.	1,200	296,784
Zimmer Biomet Holdings, Inc.	5,700	615,315
		32,227,006
Health Care Providers & Services — 1.2%
Ambea AB (Sweden), 144A	2,516	22,267
Cardinal Health, Inc.	6,750	746,010
Cencora, Inc.	4,700	1,057,876
Centene Corp.*	14,550	1,095,324
Cigna Group (The)	7,600	2,632,944
CVS Health Corp.	34,783	2,187,155
DaVita, Inc.*	1,400	229,502
EBOS Group Ltd. (Australia)	273	6,279
Elevance Health, Inc.	6,420	3,338,400
Fresenius Medical Care AG (Germany)	1,292	54,899
Fresenius SE & Co. KGaA (Germany)*	369	14,078
HCA Healthcare, Inc.	5,000	2,032,150
Henry Schein, Inc.*	3,500	255,150
Humana, Inc.	3,210	1,016,736
Labcorp Holdings, Inc.	2,300	514,004
McKesson Corp.	3,470	1,715,638
Molina Healthcare, Inc.*	1,550	534,068
Quest Diagnostics, Inc.	3,200	496,800
Ship Healthcare Holdings, Inc. (Japan)	400	6,536
UnitedHealth Group, Inc.	25,740	15,049,663
Universal Health Services, Inc. (Class B Stock)	1,600	366,416
		33,371,895
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,480	532,000
Healthpeak Properties, Inc.	20,000	457,400
Ventas, Inc.	11,568	741,856
Welltower, Inc.	15,900	2,035,677
		3,766,933
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	138	16,986
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	19,682	346,403
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	1,283	55,772
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Airbnb, Inc. (Class A Stock)*	12,400	$1,572,444
Aristocrat Leisure Ltd. (Australia)	919	37,104
Booking Holdings, Inc.	940	3,959,393
Caesars Entertainment, Inc.*	6,700	279,658
Carnival Corp.*	29,000	535,920
Chipotle Mexican Grill, Inc.*	37,900	2,183,798
Compass Group PLC (United Kingdom)	198	6,348
Darden Restaurants, Inc.	3,250	533,422
Domino’s Pizza, Inc.	820	352,715
Expedia Group, Inc.*	3,650	540,273
Hilton Worldwide Holdings, Inc.	6,800	1,567,400
InterContinental Hotels Group PLC (United Kingdom)	141	15,355
La Francaise des Jeux SAEM (France), 144A	1,175	48,350
Las Vegas Sands Corp.(a)	9,750	490,815
Marriott International, Inc. (Class A Stock)	6,328	1,573,141
McDonald’s Corp.	20,200	6,151,102
MGM Resorts International*	6,400	250,176
Norwegian Cruise Line Holdings Ltd.*	12,000	246,120
Royal Caribbean Cruises Ltd.	6,500	1,152,840
Starbucks Corp.	31,400	3,061,186
TUI AG (Germany)*	945	7,214
Wynn Resorts Ltd.	2,900	278,052
Yum! Brands, Inc.	7,800	1,089,738
Zensho Holdings Co. Ltd. (Japan)	800	44,325
		26,032,661
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	1,451	91,778
Breville Group Ltd. (Australia)	324	7,626
D.R. Horton, Inc.	8,000	1,526,160
Garmin Ltd.(a)	4,200	739,326
JVCKenwood Corp. (Japan)	1,900	17,955
Lennar Corp. (Class A Stock)	6,800	1,274,864
Mohawk Industries, Inc.*	1,340	215,311
NVR, Inc.*	90	883,062
PulteGroup, Inc.	5,822	835,632
Sekisui Chemical Co. Ltd. (Japan)	400	6,254
Sony Group Corp. (Japan)	4,500	87,424
		5,685,392
Household Products — 0.6%
Church & Dwight Co., Inc.	6,900	722,568
Clorox Co. (The)	3,300	537,603
Colgate-Palmolive Co.	23,300	2,418,773
Essity AB (Sweden) (Class B Stock)	3,867	120,707
Henkel AG & Co. KGaA (Germany)	78	6,631
Kimberly-Clark Corp.	9,500	1,351,660
Procter & Gamble Co. (The)	65,225	11,296,970
Reckitt Benckiser Group PLC (United Kingdom)	579	35,426
		16,490,338

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,500	$391,170
Vistra Corp.	9,600	1,137,984
		1,529,154
Industrial Conglomerates — 0.2%
3M Co.	15,380	2,102,446
Hitachi Ltd. (Japan)	6,100	161,756
Honeywell International, Inc.	18,012	3,723,260
Siemens AG (Germany)	725	146,673
Smiths Group PLC (United Kingdom)	262	5,888
		6,140,023
Industrial REITs — 0.1%
Goodman Group (Australia)	5,812	148,258
Prologis, Inc.	25,584	3,230,748
		3,379,006
Insurance — 1.1%
Aflac, Inc.	13,900	1,554,020
Ageas SA/NV (Belgium)	1,804	96,260
AIA Group Ltd. (Hong Kong)	2,200	19,212
Allianz SE (Germany)	342	112,490
Allstate Corp. (The)	7,500	1,422,375
American International Group, Inc.	18,039	1,320,996
Aon PLC (Class A Stock)	6,200	2,145,138
Arch Capital Group Ltd.*	10,300	1,152,364
Arthur J. Gallagher & Co.	6,000	1,688,220
Assurant, Inc.	1,300	258,518
Aviva PLC (United Kingdom)	16,437	106,459
AXA SA (France)	3,628	139,667
Brown & Brown, Inc.	6,600	683,760
Chubb Ltd.	10,286	2,966,380
Cincinnati Financial Corp.	4,337	590,352
Dai-ichi Life Holdings, Inc. (Japan)	2,900	75,247
Erie Indemnity Co. (Class A Stock)(a)	700	377,874
Everest Group Ltd.	1,240	485,869
Globe Life, Inc.	2,525	267,423
Hannover Rueck SE (Germany)	51	14,558
Hartford Financial Services Group, Inc. (The)	8,400	987,924
Insurance Australia Group Ltd. (Australia)	2,280	11,587
Japan Post Holdings Co. Ltd. (Japan)	7,700	73,837
Loews Corp.	4,975	393,274
Marsh & McLennan Cos., Inc.	13,900	3,100,951
Medibank Private Ltd. (Australia)	33,584	84,731
MetLife, Inc.	16,150	1,332,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	320	176,334
Principal Financial Group, Inc.	6,000	515,400
Progressive Corp. (The)	16,200	4,110,912
QBE Insurance Group Ltd. (Australia)	1,081	12,343
Sompo Holdings, Inc. (Japan)	600	13,525
Suncorp Group Ltd. (Australia)	520	6,493
T&D Holdings, Inc. (Japan)	2,400	42,314
Talanx AG (Germany)	81	6,828
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	6,435	$1,506,562
W.R. Berkley Corp.	8,700	493,551
Willis Towers Watson PLC	2,940	865,918
		29,211,718
Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)	162,300	26,917,455
Alphabet, Inc. (Class C Stock)	133,060	22,246,301
Auto Trader Group PLC (United Kingdom), 144A	2,463	28,633
Match Group, Inc.*	7,600	287,584
Meta Platforms, Inc. (Class A Stock)	60,530	34,649,793
		84,129,766
IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	17,300	6,115,204
Akamai Technologies, Inc.*	4,200	423,990
Cognizant Technology Solutions Corp. (Class A Stock)	13,700	1,057,366
EPAM Systems, Inc.*	1,540	306,506
Gartner, Inc.*	2,120	1,074,331
GoDaddy, Inc. (Class A Stock)*	3,900	611,442
International Business Machines Corp.	25,500	5,637,540
NEC Corp. (Japan)	100	9,657
VeriSign, Inc.*	2,300	436,908
Wix.com Ltd. (Israel)*	600	100,302
		15,773,246
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,100	93,555
Hasbro, Inc.	3,600	260,352
Tomy Co. Ltd. (Japan)	500	13,713
		367,620
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	8,114	1,204,767
Bio-Techne Corp.	4,400	351,692
Charles River Laboratories International, Inc.*	1,360	267,879
Danaher Corp.	17,800	4,948,756
IQVIA Holdings, Inc.*	4,800	1,137,456
Mettler-Toledo International, Inc.*	590	884,823
Revvity, Inc.	3,400	434,350
Thermo Fisher Scientific, Inc.	10,580	6,544,470
Waters Corp.*(a)	1,600	575,824
West Pharmaceutical Services, Inc.	2,000	600,320
		16,950,337
Machinery — 0.9%
Alfa Laval AB (Sweden)	210	10,096
Atlas Copco AB (Sweden) (Class A Stock)	790	15,311
Atlas Copco AB (Sweden) (Class B Stock)	1,156	19,834
Caterpillar, Inc.	13,400	5,241,008
Cummins, Inc.	3,750	1,214,212

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Deere & Co.	7,040	$2,938,003
Dover Corp.	3,800	728,612
FANUC Corp. (Japan)	2,000	58,741
Fortive Corp.	9,950	785,354
GEA Group AG (Germany)	349	17,117
IDEX Corp.	2,110	452,595
Illinois Tool Works, Inc.	7,600	1,991,732
Indutrade AB (Sweden)	220	6,846
Ingersoll Rand, Inc.	11,200	1,099,392
Knorr-Bremse AG (Germany)	75	6,683
Makita Corp. (Japan)	1,000	33,782
Namura Shipbuilding Co. Ltd. (Japan)	800	7,990
Nordson Corp.	1,500	393,945
Otis Worldwide Corp.	11,101	1,153,838
PACCAR, Inc.	14,514	1,432,242
Parker-Hannifin Corp.	3,565	2,252,438
Pentair PLC	4,577	447,585
Rational AG (Germany)	25	25,524
Schindler Holding AG (Switzerland) (Part. Cert.)	31	9,099
SKF AB (Sweden) (Class B Stock)	2,157	42,965
Snap-on, Inc.	1,500	434,565
Stanley Black & Decker, Inc.	4,247	467,722
Trelleborg AB (Sweden) (Class B Stock)	182	7,005
Volvo AB (Sweden) (Class B Stock)	4,831	127,791
Wartsila OYJ Abp (Finland)	784	17,543
Westinghouse Air Brake Technologies Corp.	4,851	881,766
Xylem, Inc.	6,800	918,204
		23,239,540
Marine Transportation — 0.0%
Kawasaki Kisen Kaisha Ltd. (Japan)	6,000	93,537
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	2,660	862,053
Comcast Corp. (Class A Stock)	106,980	4,468,555
Fox Corp. (Class A Stock)(a)	6,500	275,145
Fox Corp. (Class B Stock)	3,733	144,840
Interpublic Group of Cos., Inc. (The)(a)	10,731	339,421
News Corp. (Class A Stock)	10,875	289,601
News Corp. (Class B Stock)(a)	3,500	97,825
Omnicom Group, Inc.(a)	5,400	558,306
Paramount Global (Class B Stock)(a)	14,030	148,999
Publicis Groupe SA (France)	1,162	127,165
		7,311,910
Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	6,520	202,421
Boliden AB (Sweden)	184	6,245
Fortescue Ltd. (Australia)	2,440	34,415
Freeport-McMoRan, Inc.	39,788	1,986,217
JFE Holdings, Inc. (Japan)	1,600	21,511
Mitsui Mining & Smelting Co. Ltd. (Japan)	300	10,268
Newmont Corp.	31,800	1,699,710
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Nippon Steel Corp. (Japan)	800	$17,930
Northern Star Resources Ltd. (Australia)	2,631	28,820
Nucor Corp.	6,500	977,210
Rio Tinto Ltd. (Australia)	275	24,322
Rio Tinto PLC (Australia)	1,551	110,102
Steel Dynamics, Inc.	4,150	523,232
		5,642,403
Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	1,938	15,834
Ameren Corp.	7,500	655,950
CenterPoint Energy, Inc.	18,100	532,502
Centrica PLC (United Kingdom)	54,965	85,973
CMS Energy Corp.	8,400	593,292
Consolidated Edison, Inc.	9,800	1,020,474
Dominion Energy, Inc.	24,415	1,410,943
DTE Energy Co.	5,700	731,937
E.ON SE (Germany)	1,829	27,237
Engie SA (France)	5,890	101,851
NiSource, Inc.	12,400	429,660
Public Service Enterprise Group, Inc.	13,800	1,231,098
Sembcorp Industries Ltd. (Singapore)	2,000	8,598
Sempra	17,538	1,466,703
WEC Energy Group, Inc.(a)	9,113	876,488
		9,188,540
Office REITs — 0.0%
BXP, Inc.	4,000	321,840
Gecina SA (France)	44	5,066
		326,906
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	11,014	269,402
Chevron Corp.	47,122	6,939,657
ConocoPhillips	32,119	3,381,488
Coterra Energy, Inc.	20,700	495,765
Devon Energy Corp.	17,900	700,248
Diamondback Energy, Inc.	5,100	879,240
ENEOS Holdings, Inc. (Japan)	3,500	19,163
EOG Resources, Inc.	15,900	1,954,587
EQT Corp.	16,100	589,904
Exxon Mobil Corp.	123,114	14,431,423
Hess Corp.	7,800	1,059,240
Idemitsu Kosan Co. Ltd. (Japan)	9,800	71,063
Inpex Corp. (Japan)	6,700	90,710
Kinder Morgan, Inc.	53,398	1,179,562
Marathon Oil Corp.	16,182	430,927
Marathon Petroleum Corp.	9,319	1,518,158
Occidental Petroleum Corp.	18,904	974,312
ONEOK, Inc.	16,200	1,476,306
Phillips 66	11,738	1,542,960
Shell PLC	5,437	176,386
Targa Resources Corp.	6,200	917,662
TotalEnergies SE (France)	3,179	206,430
Valero Energy Corp.	9,000	1,215,270

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	34,200	$1,561,230
		42,081,093
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	392	7,478
Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	1,000	21,413
Delta Air Lines, Inc.	18,000	914,220
Singapore Airlines Ltd. (Singapore)	4,300	22,699
Southwest Airlines Co.(a)	17,200	509,636
United Airlines Holdings, Inc.*	9,200	524,952
		1,992,920
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,700	667,923
Kenvue, Inc.	55,100	1,274,463
Unilever PLC (United Kingdom)	3,502	227,046
		2,169,432
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	958	149,243
Bristol-Myers Squibb Co.	56,170	2,906,236
Catalent, Inc.*	5,000	302,850
Daiichi Sankyo Co. Ltd. (Japan)	2,600	85,884
Eli Lilly & Co.	21,860	19,366,648
GSK PLC	7,842	159,671
Hikma Pharmaceuticals PLC (Jordan)	1,247	31,910
Johnson & Johnson	67,208	10,891,729
Kyowa Kirin Co. Ltd. (Japan)	1,900	33,529
Merck & Co., Inc.	70,233	7,975,660
Merck KGaA (Germany)	114	20,125
Novartis AG (Switzerland)	2,600	299,370
Novo Nordisk A/S (Denmark) (Class B Stock)	3,456	409,921
Orion OYJ (Finland) (Class B Stock)	550	30,137
Otsuka Holdings Co. Ltd. (Japan)	700	39,759
Pfizer, Inc.	156,970	4,542,712
Roche Holding AG	816	261,134
Sanofi SA	1,002	115,370
Shionogi & Co. Ltd. (Japan)	7,500	107,506
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	500	9,010
Viatris, Inc.	33,086	384,128
Zoetis, Inc.	12,500	2,442,250
		50,564,782
Professional Services — 0.3%
Amentum Holdings, Inc.*	3,700	119,325
Automatic Data Processing, Inc.	11,500	3,182,395
Broadridge Financial Solutions, Inc.	3,200	688,096
Bureau Veritas SA (France)	279	9,256
Computershare Ltd. (Australia)	2,490	43,408
Dayforce, Inc.*(a)	4,550	278,687
Equifax, Inc.	3,400	999,124
Jacobs Solutions, Inc.	3,400	445,060
Leidos Holdings, Inc.	3,700	603,100
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Paychex, Inc.(a)	9,100	$1,221,129
Paycom Software, Inc.(a)	1,320	219,872
Recruit Holdings Co. Ltd. (Japan)	1,100	66,828
Teleperformance SE (France)	50	5,173
Verisk Analytics, Inc.	4,200	1,125,432
Wolters Kluwer NV (Netherlands)	198	33,397
		9,040,282
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,400	1,045,632
CoStar Group, Inc.*	11,500	867,560
Daito Trust Construction Co. Ltd. (Japan)	400	48,722
Daiwa House Industry Co. Ltd. (Japan)	1,000	31,476
LEG Immobilien SE (Germany)	289	30,257
Vonovia SE (Germany)	801	29,242
		2,052,889
Residential REITs — 0.1%
AvalonBay Communities, Inc.	3,875	872,844
Camden Property Trust	2,900	358,237
Equity Residential	9,400	699,924
Essex Property Trust, Inc.	1,750	516,985
Invitation Homes, Inc.(a)	15,800	557,108
Mid-America Apartment Communities, Inc.	3,200	508,480
UDR, Inc.	8,700	394,458
		3,908,036
Retail REITs — 0.2%
Federal Realty Investment Trust	2,100	241,437
Kimco Realty Corp.	19,200	445,824
Klepierre SA (France)	2,277	74,608
Realty Income Corp.	25,000	1,585,500
Regency Centers Corp.	4,700	339,481
Scentre Group (Australia)	3,778	9,498
Simon Property Group, Inc.	8,593	1,452,389
Unibail-Rodamco-Westfield (France)	151	13,225
Vicinity Ltd. (Australia)	29,154	44,420
		4,206,382
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.*	44,799	7,350,620
Advantest Corp. (Japan)	700	32,922
Analog Devices, Inc.	13,747	3,164,147
Applied Materials, Inc.	22,900	4,626,945
ASM International NV (Netherlands)	132	87,088
ASML Holding NV (Netherlands)	461	383,488
Broadcom, Inc.	128,900	22,235,250
Enphase Energy, Inc.*	3,700	418,174
First Solar, Inc.*	2,900	723,376
Intel Corp.	118,200	2,772,972
KLA Corp.	3,710	2,873,061
Lam Research Corp.	3,610	2,946,049
Lasertec Corp. (Japan)	300	50,018
Microchip Technology, Inc.	15,000	1,204,350
Micron Technology, Inc.	30,700	3,183,897

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	1,320	$1,220,340
NVIDIA Corp.	681,600	82,773,504
NXP Semiconductors NV (China)	7,000	1,680,070
ON Semiconductor Corp.*	11,800	856,798
Qorvo, Inc.*	2,807	289,963
QUALCOMM, Inc.	30,800	5,237,540
SCREEN Holdings Co. Ltd. (Japan)	200	14,064
Skyworks Solutions, Inc.	4,500	444,465
Teradyne, Inc.	4,600	616,078
Texas Instruments, Inc.	25,300	5,226,221
Tokyo Electron Ltd. (Japan)	400	71,334
		150,482,734
Software — 5.1%
Adobe, Inc.*	12,280	6,358,338
ANSYS, Inc.*	2,400	764,712
Autodesk, Inc.*	6,000	1,652,880
Cadence Design Systems, Inc.*	7,600	2,059,828
Crowdstrike Holdings, Inc. (Class A Stock)*	6,400	1,795,008
Fair Isaac Corp.*	680	1,321,594
Fortinet, Inc.*	17,600	1,364,880
Gen Digital, Inc.	15,878	435,534
Intuit, Inc.	7,740	4,806,540
Microsoft Corp.	205,920	88,607,376
Monday.com Ltd.*	100	27,777
Nemetschek SE (Germany)	213	22,139
Nice Ltd. (Israel)*	115	19,994
Oracle Corp.	44,250	7,540,200
Palantir Technologies, Inc. (Class A Stock)*	56,600	2,105,520
Palo Alto Networks, Inc.*	8,900	3,042,020
PTC, Inc.*	3,200	578,112
Roper Technologies, Inc.	3,020	1,680,449
Salesforce, Inc.	26,850	7,349,113
SAP SE (Germany)	627	143,415
ServiceNow, Inc.*	5,710	5,106,967
Synopsys, Inc.*	4,240	2,147,094
Tyler Technologies, Inc.*	1,110	647,929
WiseTech Global Ltd. (Australia)	765	72,443
Xero Ltd. (New Zealand)*	334	34,524
		139,684,386
Specialized REITs — 0.5%
American Tower Corp.	12,960	3,013,978
Crown Castle, Inc.	12,000	1,423,560
Digital Realty Trust, Inc.	8,400	1,359,372
Equinix, Inc.	2,624	2,329,141
Extra Space Storage, Inc.	5,800	1,045,102
Iron Mountain, Inc.	8,202	974,644
Public Storage	4,220	1,535,531
SBA Communications Corp.	2,900	698,030
VICI Properties, Inc.(a)	29,800	992,638
Weyerhaeuser Co.	20,418	691,353
		14,063,349
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.0%
AutoZone, Inc.*	470	$1,480,519
Avolta AG (Switzerland)*	147	6,222
Best Buy Co., Inc.(a)	5,575	575,898
CarMax, Inc.*	4,300	332,734
Home Depot, Inc. (The)	27,650	11,203,780
Industria de Diseno Textil SA (Spain)	3,031	179,515
JB Hi-Fi Ltd. (Australia)	135	7,430
Lowe’s Cos., Inc.	16,000	4,333,600
O’Reilly Automotive, Inc.*	1,600	1,842,560
Ross Stores, Inc.	9,300	1,399,743
TJX Cos., Inc. (The)	32,100	3,773,034
Tractor Supply Co.	2,900	843,697
Ulta Beauty, Inc.*	1,220	474,726
Zalando SE (Germany), 144A*	1,167	38,572
		26,492,030
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	421,240	98,148,920
Canon, Inc. (Japan)	900	29,642
Dell Technologies, Inc. (Class C Stock)	8,000	948,320
FUJIFILM Holdings Corp. (Japan)	400	10,355
Hewlett Packard Enterprise Co.	35,948	735,496
HP, Inc.	27,448	984,559
Logitech International SA (Switzerland)	1,175	105,234
NetApp, Inc.	5,900	728,709
Seagate Technology Holdings PLC(a)	5,900	646,227
Super Micro Computer, Inc.*(a)	1,400	582,960
Western Digital Corp.*	9,203	628,473
		103,548,895
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	292	77,376
Asics Corp. (Japan)	6,400	134,452
Deckers Outdoor Corp.*	4,120	656,934
Lululemon Athletica, Inc.*	3,100	841,185
LVMH Moet Hennessy Louis Vuitton SE (France)	107	82,056
NIKE, Inc. (Class B Stock)	33,300	2,943,720
Pandora A/S (Denmark)	325	53,566
Ralph Lauren Corp.	1,000	193,870
Tapestry, Inc.	6,800	319,464
		5,302,623
Tobacco — 0.3%
Altria Group, Inc.	47,200	2,409,088
British American Tobacco PLC (United Kingdom)	2,486	90,635
Imperial Brands PLC (United Kingdom)	4,185	121,738
Japan Tobacco, Inc. (Japan)	400	11,663
Philip Morris International, Inc.	43,100	5,232,340
		7,865,464
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	600	56,832
Fastenal Co.	16,200	1,157,004
Mitsui & Co. Ltd. (Japan)	4,300	96,165
Rexel SA (France)	231	6,696

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.	1,840	$1,489,903
W.W. Grainger, Inc.	1,250	1,298,513
		4,105,113
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	55	12,082
Aeroports de Paris SA (France)	46	5,908
		17,990
Water Utilities — 0.0%
American Water Works Co., Inc.	5,700	833,568
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	200	6,408
Tele2 AB (Sweden) (Class B Stock)	693	7,838
T-Mobile US, Inc.	13,700	2,827,132
Vodafone Group PLC (United Kingdom)	18,696	18,737
		2,860,115

Total Common Stocks (cost $253,401,262)		1,365,650,836
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	138	6,323
Banks — 0.0%
Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	597,400
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)(a)	20,000	493,400
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,191	111,954

Total Preferred Stocks (cost $1,100,918)		1,209,077
Unaffiliated Exchange-Traded Funds — 0.6%
iShares Core S&P 500 ETF	27,700	15,977,914
iShares MSCI EAFE ETF	459	38,386

Total Unaffiliated Exchange-Traded Funds (cost $9,792,429)		16,016,300

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.2%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	900	872,885
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-03, Class C
1.410%	08/18/27	900	$861,147
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	1,007,145
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,275,503
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,447,745
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,847,761
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,113,129
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,130,535
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	410,489
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,256	1,279,325
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	457	465,137
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	781,496
Series 2021-04, Class C
1.380%	07/15/27	600	576,018
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	907	917,692
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	868,548
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	378,724
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,749,824
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,862,060
Series 2024-01, Class A, 144A
4.870%	08/15/36	3,700	3,777,788
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	187,981
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	513,315
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,526,019
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,224,242
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	3,110,212

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		2,244	$2,228,130
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,725,616
Series 2023-01A, Class A, 144A
5.410%	11/14/29		3,200	3,259,809
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		954	939,141
Series 2022-01, Class C
2.560%	04/17/28		698	694,128
Series 2023-01, Class C
5.090%	05/15/30		600	605,324
Series 2023-03, Class C
5.770%	11/15/30		900	925,623
Series 2023-04, Class C
6.040%	12/15/31		1,600	1,653,002
Series 2024-02, Class C
5.840%	06/17/30		500	516,855
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	206,562
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	310,874
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,313	2,330,744
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,500	1,522,643
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	387,198
				51,490,369
Collateralized Loan Obligations — 5.3%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.812%(c)	04/20/37		6,750	6,765,335
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	07/20/34		2,000	2,002,028
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.438%(c)	01/22/38	EUR	2,500	2,802,608
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.744%(c)	07/20/34		2,500	2,501,615
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.715%(c)	01/25/35		6,520	6,525,614
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.577%(c)	01/17/32		3,048	$3,050,800
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	1,749	1,935,990
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.563%(c)	07/15/30		2,290	2,291,414
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.854%(c)	04/20/37		7,000	7,015,203
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.388%(c)	05/22/32	EUR	1,718	1,909,038
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,730	3,981,163
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/20/37		6,750	6,776,195
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37		6,000	6,012,051
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31		538	539,106
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.141%(c)	05/24/38	EUR	6,500	7,278,020
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		77	76,562
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.684%(c)	04/20/34		6,650	6,660,580
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.428%(c)	01/26/38	EUR	7,000	7,848,309
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.591%(c)	10/15/32		6,000	6,005,288
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	04/21/31		1,191	1,191,701

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	6,750	$7,546,460
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.683%(c)	07/15/31		1,932	1,931,801
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.551%(c)	01/15/33		2,500	2,501,977
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.682%(c)	01/20/35		4,600	4,607,183
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		39	38,973
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.644%(c)	07/20/30		1,265	1,265,800
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.225%(c)	06/20/34		3,750	3,758,788
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
0.010%(c)	10/15/37		6,500	6,501,157
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.182%(c)	01/20/36		3,750	3,774,442
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.616%(c)	04/25/34		6,000	6,003,000
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
4.628%(c)	07/20/35	EUR	2,000	2,221,054
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		4,750	4,751,727
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	07/25/34	EUR	3,000	3,332,965
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.004%(c)	07/20/32		7,500	7,505,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.972%(c)	01/20/35		2,400	$2,404,022
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/31		2,443	2,448,723
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		806	806,528
				144,568,470
Consumer Loans — 0.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	708,590
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,820,519
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.102%(c)	06/16/36		2,000	2,000,985
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,509,623
				8,039,717
Credit Cards — 0.3%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	3,400	4,567,522
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.859%(c)	07/15/32	GBP	1,400	1,873,336
				6,440,858
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		494	490,368
Series 2019-A, Class A5, 144A
3.080%	11/12/41		705	699,601
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,553,121
				2,743,090
Home Equity Loans — 0.2%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.413%(c)	02/25/55		2,100	2,100,000

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		893	$902,593
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		939	955,028
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		214	214,049
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		177	178,933
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,425	1,441,743
				5,792,346
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		522	473,925
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.856%(c)	03/15/26^	EUR	643	550,783
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		61	60,283
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		297	290,900
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		394	374,419
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.925%(c)	05/25/70		789	782,465
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		259	254,688
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		320	312,400
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		520	499,711
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		203	200,600
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		715	680,385
				3,455,851

Total Asset-Backed Securities (cost $223,559,487)				223,555,409
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 4.9%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	803	$796,227
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,015,058
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,099,049
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,378,728
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,785,164
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,964,820
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,775,038
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,579	3,515,037
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,790,619
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,052,527
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	4,700	5,014,126
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,359,288
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,357	1,328,351
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,684	2,620,881
Series 2017-P07, Class A3
3.442%	04/14/50	3,564	3,471,882
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,338	2,312,187
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,284,259
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.461%(cc)	03/25/26	4,085	67,988
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,213,501
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,730,923
Series 2016-GS04, Class A3
3.178%	11/10/49	3,795	3,713,488
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,592,590
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1
2.920%	02/15/48	2,622	2,594,479

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	$2,640,259
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,363,579
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.562%(c)	04/15/38	1,804	1,792,312
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,723	3,678,355
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,938,697
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,964,874
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,725,002
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,330	1,305,874
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,831,427
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,541,748
Series 2018-C14, Class A3
4.180%	12/15/51	2,141	2,105,191
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,366,595
Series 2017-C38, Class A4
3.190%	07/15/50	2,939	2,846,675
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,192,553
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,392,080
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,930,463
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,486,029

Total Commercial Mortgage-Backed Securities (cost $140,064,083)			132,577,923
Corporate Bonds — 11.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,551,275
3.300%	03/01/35	1,920	1,541,573
3.550%	03/01/38	960	749,526
3.900%	05/01/49	1,500	1,087,394
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)	910	$907,228
			5,836,996
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,966,354
3.557%	08/15/27	360	352,508
4.390%	08/15/37	2,075	1,875,372
6.343%	08/02/30	345	372,816
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,308,278
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	887,730
			9,763,058
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,449	1,375,977
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	194	193,324
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,244,937
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	581,111
4.625%	04/15/29(a)	115	111,112
			3,506,461
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	550	485,386
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,741,344
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	660	546,908
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	185,530
4.134%	08/04/25	300	297,166
5.850%	05/17/27	475	483,715
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	630,600

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	$1,879,167
			7,764,430
Banks — 3.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	800	767,698
5.538%(ff)	03/14/30	600	620,013
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34(a)	905	939,660
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,565,762
2.496%(ff)	02/13/31	5,165	4,677,729
3.194%(ff)	07/23/30	1,050	994,125
3.824%(ff)	01/20/28	615	608,011
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,693,353
4.450%	03/03/26	4,790	4,795,987
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	890,136
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	935	929,537
5.690%(ff)	03/12/30	2,240	2,329,979
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	712,170
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	480	470,787
3.132%(ff)	01/20/33	1,335	1,192,730
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	2,253,341
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,200	1,257,247
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,665,368
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,846,241
3.200%	10/21/26	670	656,123
3.700%	01/12/26	1,610	1,599,474
3.887%(ff)	01/10/28	560	554,325
4.542%(ff)	09/19/30	5,280	5,286,859
Sub. Notes
4.450%	09/29/27	1,485	1,486,205
4.750%	05/18/46	440	412,676
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,337,782
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	460	$445,272
7.146%(ff)	07/13/27	500	520,425
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	592,159
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,222,687
3.750%	02/25/26	1,165	1,157,431
3.814%(ff)	04/23/29	440	431,345
3.850%	01/26/27	2,625	2,600,961
Sub. Notes
6.750%	10/01/37	225	259,034
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	417,838
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,237,398
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	227,384
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32(a)	1,585	1,413,384
3.782%(ff)	02/01/28	270	267,046
3.964%(ff)	11/15/48	2,240	1,934,265
4.005%(ff)	04/23/29	1,360	1,345,316
5.299%(ff)	07/24/29	4,890	5,058,801
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	516,162
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	1,791,368
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,926,529
6.407%(ff)	11/01/29	3,220	3,460,434
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,383,340
3.875%	01/27/26	550	547,615
4.431%(ff)	01/23/30	455	456,046
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	657,274
3.591%(ff)(cc)	07/22/28	1,030	1,008,923
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,056,833
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	3,200	3,065,391
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	817,050

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	3,000	$3,007,333
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,153,203
2.193%(ff)	06/05/26	1,100	1,080,750
3.091%(ff)	05/14/32	560	504,831
4.282%	01/09/28	980	972,838
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	1,635	1,696,066
6.491%(ff)	10/23/34	2,555	2,856,147
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,629,095
			96,261,292
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,223,961
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	673,879
			1,897,840
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41(a)	140	105,987
Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	400	379,994
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	293,846
			673,840
Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	4,414
9.400%	05/15/39	15	20,918
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	1,590	1,621,023
5.419%	11/15/48	160	176,933
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43(a)	620	602,003
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	901	965,620
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		405	$401,456
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.800%	09/01/31(a)		585	596,533
				4,388,900
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	453,952
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	767,228
7.000%	10/15/37		390	464,583
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	228,141
4.875%	01/15/28		735	730,244
5.250%	01/15/30		165	165,116
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	705,759
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)		947	977,835
				4,492,858
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	51,575
Diversified Financial Services — 0.3%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,457,312
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,490	1,294,504
6.070%	07/12/28(a)		1,680	1,764,193
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		255	252,662
				6,768,671
Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		370	343,059
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,105	2,076,867
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		436	344,049

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	$598,101
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37(a)	335	365,031
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,050	972,183
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	344,899
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	966,130
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,976,271
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	151,561
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,330,629
6.050%	04/15/38	530	591,085
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	891,132
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%(c)	07/12/31	1,500	1,301,713
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	354,235
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28(a)	530	543,063
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33(a)	380	417,620
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	154,248
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	550,931
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,569,396
6.051%	03/01/25	515	517,244
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	830,933
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	45,335
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.875%	02/15/32(a)	150	$136,722
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	217,057
2.450%	12/02/27	345	323,261
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	381,199
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	778,632
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	2,023,467
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	533,118
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	838,680
4.900%	12/15/32	820	848,141
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	564,230
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,055,710
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	864,741
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	292,829
First Ref. Mortgage, Series C
3.600%	02/01/45	690	543,652
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	491,831
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	441,623
			29,570,608
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	501,113
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	406,845
5.500%	07/31/47	1,350	1,158,044
			2,066,002
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	417,951

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	1,425	$1,163,968
5.141%	03/15/52	650	501,115
			2,083,034
Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	3,000	3,044,278
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,135	1,286,086
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)	200	187,604
4.375%	01/31/32	575	533,181
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	381,383
			5,432,532
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	227,953
3.600%	05/01/30	1,600	1,537,626
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,021,177
			3,786,756
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	449,688
Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	543,174
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,227,889
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,735,253
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	680,696
4.625%	05/15/42	330	309,298
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	600,962
Roche Holdings, Inc.,
Gtd. Notes, 144A
4.592%	09/09/34	2,270	2,291,559
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	$407,974
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	455	433,452
5.050%	04/15/53	397	394,082
5.200%	04/15/63	1,030	1,029,703
5.500%	04/15/64	1,380	1,442,517
6.050%	02/15/63	630	711,538
			12,808,097
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	370,733
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	413,556
			784,289
Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	2,375	2,494,270
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	878,381
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	765,559
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	155,446
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	650	767,422
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	98,402
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,247,413
6.850%	12/16/39	122	145,710
			6,552,603
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	357,226
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	73,769
5.500%	05/01/26	425	424,175

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	$327,596
5.050%	03/30/29	1,370	1,363,212
6.384%	10/23/35	1,395	1,424,086
6.484%	10/23/45	635	611,787
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,982,344
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,178,979
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	234,527
			9,620,475
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,641,089
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	797,060
			2,438,149
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	798,135
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,399,158
			3,197,293
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	965	993,825
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,223,087
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	470,997
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,933,886
5.125%	10/01/34	305	300,907
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	488,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	$220,660
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	438,953
8.625%	01/19/29	1,315	1,413,954
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	84	75,180
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	215	209,484
6.250%	04/15/32	325	316,473
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	336,940
4.875%	04/03/28	345	350,427
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34	1,630	1,748,656
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	346	340,810
6.500%	03/13/27	130	127,335
6.840%	01/23/30	100	92,450
Gtd. Notes, MTN
6.875%	08/04/26	770	764,071
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	473,750
2.250%	07/12/31	545	479,600
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	699,187
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	325	310,912
			11,593,323
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	266,339
6.000%	06/15/29	725	750,191
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,436,120
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	76,275
			4,528,925

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	$946,379
4.050%	11/21/39	140	129,316
4.550%	03/15/35	1,770	1,770,651
4.700%	05/14/45	425	410,891
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	490	486,087
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	101,635
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	918,056
5.875%	06/01/53(a)	150	152,540
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	543,996
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	672,809
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	404,944
			6,537,304
Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	624,932
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,663,536
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	40,559
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	941,269
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	808,558
6.125%	12/15/45	120	125,053
6.250%	04/15/49	885	931,179
6.400%	12/01/30	280	304,809
6.550%	12/01/33	4,380	4,837,139
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,749
7.500%	06/01/30	25	27,464
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	386,674
6.510%	02/23/42	475	512,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	$1,140,764
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,133,593
4.875%	06/01/25	2,275	2,273,773
5.200%	03/01/47	25	23,707
5.500%	02/15/49	700	680,864
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	144,720
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,253,789
4.500%	03/15/50	245	204,375
6.050%	09/01/33	764	816,687
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	75,602
4.125%	08/15/31	55	51,148
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	72,651
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	1,018,236
5.150%	03/15/34	370	374,149
			23,493,534
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	420	363,052
5.250%	05/15/36	1,900	1,934,570
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,235	2,303,421
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	791,655
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	728,170
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,574,141
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,198,580
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	456,976
5.000%	10/15/27(a)	275	246,060

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
5.500%	01/15/29	3,005	$3,092,115
			14,688,740
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	383,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,778,030
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,373,683
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	180,854
3.875%	10/01/31	375	327,779
			6,043,346
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.350%	02/15/30	795	793,560
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	3,091,699
			3,885,259
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,569	1,518,636
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,375	1,179,746
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,748,796
			4,447,178
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	291,678
3.500%	09/15/53	1,367	1,003,926
3.650%	09/15/59	4	2,899
4.500%	05/15/35	1,095	1,066,477
5.400%	02/15/34	2,125	2,229,443
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	75	63,345
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	250	273,558
10.500%	05/15/30	250	270,941
11.000%	11/15/29	904	1,002,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,480	$2,295,132
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	859,830
3.750%	04/15/27	200	197,573
3.875%	04/15/30	5,500	5,348,632
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	419,004
2.550%	03/21/31(a)	1,017	908,450
2.650%	11/20/40	1,095	805,484
3.150%	03/22/30	1,365	1,286,555
			18,325,200
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	633,442
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	778,992
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	368,170
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	120,472
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	100	104,804
			2,005,880
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,706,982

Total Corporate Bonds (cost $328,854,060)			321,616,629
Floating Rate and Other Loans — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29	60	60,901
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	60	61,424

Total Floating Rate and Other Loans (cost $118,247)			122,325
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	177,442

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	$1,487,035
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,507,626
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	421,201
7.625%	03/01/40	205	256,668
			3,672,530
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	621,479
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,103,435
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,228,763
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	418,568
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	525,404
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	296,388

Total Municipal Bonds (cost $7,205,425)			8,044,009
Residential Mortgage-Backed Securities — 0.7%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.940%(cc)	02/25/35	27	26,714
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.280%(c)	09/25/31	1,500	1,502,144
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.030%(c)	01/26/32	29	28,590
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,511	1,521,339
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	493	447,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.552%(cc)	02/25/37	45	$44,817
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,459	1,451,138
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	420	408,146
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.655%(c)	04/25/50	695	96,349
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.670%(c)	08/25/52	1,638	183,980
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.930%(c)	01/25/34	101	101,109
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.280%(c)	01/25/42	737	734,908
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	265	258,942
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,746	81,592
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	268	7,156
Series 5269, Class AD
2.000%	01/25/55	4,501	3,610,541
Freddie Mac Strips,
Series 406, Class PO, PO
1.211%(s)	10/25/53	2,161	1,815,600
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	812	27,406
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,024	37,620
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,308	132,501
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	1,782	42,179
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,192	55,911
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,705	59,839

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,653	$45,419
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	399	186
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	679	25,770
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,110	105,117
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,020	35,435
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	827	32,788
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,710	87,960
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,816	65,694
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	641	19,520
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	3,796	103,686
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,392	42,183
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,434	38,021
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52	10,882	487,639
Series 2022-93, Class IO
3.000%	08/20/51	6,386	687,000
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29	116	116,061
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.205%(cc)	07/25/35	7	7,046
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%	10/25/66	201	200,720
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,371	1,240,381
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.719%(c)	01/25/48		107	$105,038
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.880%(c)	04/25/34		514	513,957
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		991	948,177
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	236	262,022
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.251%(cc)	02/25/34		38	36,733
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.569%(c)	02/25/57		139	143,019
Series 2020-04, Class A1, 144A
1.750%	10/25/60		458	416,039
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,500	1,499,517

Total Residential Mortgage-Backed Securities (cost $19,210,213)				19,940,792
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	410,508
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	217,608
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	731,264
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	395,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510	1,622,552
3.375%	07/30/25	EUR	1,200	1,333,776
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		907	923,326
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	249,880

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	$458,745
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	914,564
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	493	515,513

Total Sovereign Bonds (cost $7,871,824)				7,772,798
U.S. Government Agency Obligations — 10.5%
Federal Home Loan Bank
5.500%	07/15/36		850	962,057
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		785	704,525
1.500%	06/01/36		886	792,765
1.500%	10/01/36		4,717	4,225,207
1.500%	11/01/50		1,130	895,478
1.500%	04/01/51		597	472,363
2.000%	01/01/32		268	254,291
2.000%	02/01/36		773	709,611
2.000%	06/01/40		633	557,425
2.000%	10/01/40		1,073	938,606
2.000%	09/01/50		2,543	2,120,525
2.000%	02/01/51		2,002	1,670,183
2.000%	03/01/51		1,026	851,284
2.000%	04/01/51		64	53,254
2.000%	07/01/51		2,434	2,023,554
2.000%	09/01/51		427	358,824
2.500%	03/01/30		121	117,143
2.500%	10/01/35		1,487	1,408,292
2.500%	01/01/51		1,413	1,225,943
2.500%	03/01/51		559	491,773
2.500%	04/01/51		4,998	4,342,927
2.500%	05/01/51		2,304	1,990,322
2.500%	08/01/51		430	373,778
2.500%	08/01/51		2,361	2,056,960
2.500%	09/01/51		3,996	3,481,281
3.000%	10/01/28		73	71,791
3.000%	06/01/29		163	159,738
3.000%	01/01/37		69	65,535
3.000%	06/01/42		116	107,957
3.000%	10/01/42		285	264,813
3.000%	01/01/43		270	251,063
3.000%	07/01/43		729	677,253
3.000%	09/01/46		1,549	1,423,175
3.000%	12/01/46		4,511	4,135,105
3.000%	11/01/49		989	903,792
3.000%	02/01/50		1,223	1,117,771
3.000%	05/01/50		254	231,218
3.000%	06/01/51		1,503	1,354,898
3.000%	02/01/52		2,224	2,017,143
3.000%	02/01/52		3,385	3,044,949
3.500%	06/01/42		120	114,919
3.500%	01/01/47		203	192,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	02/01/47	324	$305,624
3.500%	03/01/48	2,403	2,279,793
4.000%	06/01/26	41	40,335
4.000%	09/01/26	14	13,600
4.000%	09/01/37	149	148,389
4.000%	03/01/38	133	131,572
4.000%	10/01/39	207	205,061
4.000%	09/01/40	271	268,344
4.000%	12/01/40	129	127,734
4.000%	10/01/41	112	110,358
4.000%	01/01/42	40	39,171
4.000%	04/01/52	766	744,409
4.500%	02/01/39	28	28,280
4.500%	09/01/39	43	43,501
4.500%	10/01/39	388	393,096
4.500%	12/01/39	41	41,327
4.500%	07/01/41	47	46,972
4.500%	07/01/41	995	1,004,694
4.500%	08/01/41	65	65,677
4.500%	08/01/41	79	79,975
4.500%	08/01/41	93	93,012
4.500%	10/01/41	91	91,406
4.500%	12/01/47	78	77,583
4.500%	08/01/48	158	157,221
5.000%	05/01/34	9	9,396
5.000%	05/01/34	104	106,636
5.000%	10/01/35	3	2,569
5.000%	07/01/37	145	149,154
5.000%	05/01/39	22	22,208
5.000%	10/01/52	897	898,181
5.000%	02/01/53	1,491	1,491,197
5.500%	12/01/33	21	20,794
5.500%	01/01/34	18	18,667
5.500%	06/01/34	33	33,577
5.500%	07/01/34	72	74,658
5.500%	05/01/37	19	20,120
5.500%	02/01/38	150	154,355
5.500%	05/01/38	17	17,106
5.500%	07/01/38	42	43,232
5.500%	02/01/53	8,879	8,991,401
6.000%	03/01/32	74	76,803
6.000%	12/01/33	19	19,331
6.000%	11/01/36	19	19,810
6.000%	01/01/37	9	9,163
6.000%	05/01/37	7	7,827
6.000%	02/01/38	1	1,541
6.000%	08/01/39	22	23,462
6.750%	03/15/31	500	584,693
7.000%	05/01/31	2	2,370
7.000%	06/01/31	9	9,323
7.000%	08/01/31	74	77,010
7.000%	10/01/31	5	4,686
Federal National Mortgage Assoc.
1.500%	01/01/36	412	370,104
1.500%	04/01/36	856	765,196
1.500%	06/01/36	906	811,328
1.500%	11/01/36	1,455	1,305,217

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
1.500%	02/01/42	427	$358,520
1.500%	11/01/50	2,977	2,357,357
1.500%	12/01/50	3,138	2,483,189
1.500%	01/01/51	936	740,713
1.500%	07/01/51	751	593,793
2.000%	03/01/31	703	669,455
2.000%	08/01/31	259	246,014
2.000%	01/01/32	1,453	1,377,338
2.000%	05/01/36	415	380,369
2.000%	12/01/36	1,380	1,263,454
2.000%	02/01/37	1,779	1,629,541
2.000%	02/01/41	1,353	1,182,320
2.000%	05/01/41(k)	3,017	2,636,829
2.000%	10/01/50	6,062	5,053,028
2.000%	11/01/50	1,411	1,173,824
2.000%	01/01/51	1,181	983,760
2.000%	02/01/51	56	46,898
2.000%	03/01/51	6,318	5,232,637
2.000%	04/01/51	2,423	2,014,499
2.000%	05/01/51	18,852	15,673,580
2.000%	07/01/51	463	385,024
2.500%	TBA	2,500	2,160,158
2.500%	07/01/32	622	595,260
2.500%	08/01/32	691	663,314
2.500%	09/01/32	663	636,318
2.500%	01/01/35	4,183	3,960,885
2.500%	07/01/35	2,378	2,280,489
2.500%	10/01/37	493	465,443
2.500%	10/01/43	290	259,240
2.500%	12/01/46	625	558,096
2.500%	03/01/50	610	533,579
2.500%	08/01/50	2,163	1,886,276
2.500%	02/01/51	1,208	1,050,709
2.500%	02/01/51	1,469	1,276,316
2.500%	03/01/51	1,423	1,233,867
2.500%	04/01/51	2,499	2,174,166
2.500%	08/01/51	845	733,339
2.500%	09/01/51	894	779,032
2.500%	12/01/51	3,446	3,013,280
2.500%	02/01/52	418	365,096
2.500%	05/01/52	1,250	1,093,647
3.000%	02/01/27	194	191,398
3.000%	08/01/30	295	288,118
3.000%	05/01/35	2,476	2,385,980
3.000%	07/01/36	1,525	1,469,533
3.000%	11/01/36	505	481,277
3.000%	12/01/42	432	400,961
3.000%	03/01/43	100	92,987
3.000%	11/01/46	358	327,401
3.000%	01/01/47	536	489,492
3.000%	02/01/47	574	527,134
3.000%	03/01/47	299	274,488
3.000%	06/01/49	12	11,113
3.000%	12/01/49	1,122	1,021,645
3.000%	01/01/50	435	390,722
3.000%	02/01/50	443	398,279
3.000%	02/01/50	2,311	2,111,394
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/50	234	$213,752
3.000%	04/01/51	115	103,701
3.000%	05/01/51	2,024	1,826,851
3.000%	11/01/51	99	89,389
3.000%	12/01/51	4,063	3,712,553
3.000%	03/01/52	827	747,656
3.000%	04/01/52	439	395,010
3.000%	04/01/52	861	782,610
3.000%	04/01/52	1,359	1,221,860
3.500%	07/01/31	206	203,498
3.500%	02/01/33	591	583,271
3.500%	06/01/39	211	203,769
3.500%	01/01/42	1,227	1,174,669
3.500%	05/01/42	652	623,818
3.500%	07/01/42	367	350,554
3.500%	08/01/42	135	129,114
3.500%	08/01/42	307	293,399
3.500%	09/01/42	197	188,330
3.500%	09/01/42	699	667,275
3.500%	11/01/42	96	91,677
3.500%	03/01/43	1,035	988,389
3.500%	04/01/43	212	203,015
3.500%	04/01/43	289	275,923
3.500%	01/01/46	552	520,812
3.500%	07/01/46	362	341,880
3.500%	11/01/46	424	400,576
3.500%	09/01/47	231	217,638
3.500%	01/01/48	1,963	1,852,508
3.500%	05/01/48	391	368,920
3.500%	06/01/48	396	373,855
3.500%	07/01/48	234	221,580
3.500%	03/01/49	4,618	4,357,374
3.500%	05/01/49	334	315,770
3.500%	06/01/49	194	182,748
3.500%	02/01/52	2,434	2,280,395
3.500%	03/01/52	834	787,533
4.000%	10/01/41	810	801,096
4.000%	09/01/44	576	563,670
4.000%	10/01/46	198	192,250
4.000%	02/01/47	101	97,933
4.000%	09/01/47	359	349,405
4.000%	11/01/47	249	244,125
4.000%	11/01/47	521	508,709
4.000%	03/01/49	2,298	2,235,537
4.000%	04/01/52	412	395,962
4.000%	06/01/52	4,780	4,589,976
4.000%	07/01/52	1,930	1,862,039
4.000%	10/01/52	884	849,016
4.000%	12/01/52	4,864	4,671,460
4.500%	07/01/33	16	16,211
4.500%	08/01/33	17	16,812
4.500%	09/01/33	39	38,664
4.500%	10/01/33	2	2,222
4.500%	10/01/33	15	14,908
4.500%	10/01/33	41	41,493
4.500%	01/01/35	1	538
4.500%	07/01/39	313	316,099

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/01/39	426	$430,941
4.500%	03/01/41	145	147,019
4.500%	11/01/47	848	844,055
4.500%	01/01/49	123	122,626
4.500%	06/01/52	1,460	1,434,794
4.500%	01/01/53	2,502	2,461,111
5.000%	03/01/34	82	83,949
5.000%	06/01/35	30	30,303
5.000%	07/01/35	43	43,921
5.000%	09/01/35	39	39,723
5.000%	11/01/35	43	44,294
5.000%	02/01/36	37	38,402
5.000%	05/01/36	19	19,395
5.000%	06/01/49	425	432,038
5.000%	06/01/52	435	436,096
5.000%	09/01/52	429	429,758
5.000%	10/01/52	961	961,751
5.000%	02/01/53	3,313	3,313,993
5.500%	09/01/33	79	81,277
5.500%	10/01/33	36	37,118
5.500%	12/01/33	19	19,538
5.500%	01/01/34	—(r)	436
5.500%	12/01/34	74	76,071
5.500%	10/01/35	119	121,886
5.500%	03/01/36	40	41,396
5.500%	05/01/36	80	81,880
5.500%	04/01/37	34	35,611
5.500%	04/01/53	965	976,665
5.500%	12/01/53	1,000	1,011,570
6.000%	04/01/33	2	2,196
6.000%	06/01/33	2	2,464
6.000%	10/01/33	113	116,202
6.000%	11/01/33	2	1,607
6.000%	11/01/33	4	3,610
6.000%	11/01/33	35	36,117
6.000%	01/01/34	158	165,771
6.000%	02/01/34	24	25,320
6.000%	03/01/34	14	14,168
6.000%	07/01/34	83	85,745
6.000%	08/01/34	—(r)	465
6.000%	10/01/34	2	1,761
6.000%	11/01/34	2	2,016
6.000%	11/01/34	6	6,390
6.000%	01/01/35	41	42,489
6.000%	01/01/35	53	54,856
6.000%	02/01/35	30	31,218
6.000%	02/01/35	84	88,577
6.000%	03/01/35	1	674
6.000%	04/01/35	—(r)	339
6.000%	07/01/36	13	13,897
6.000%	02/01/37	30	31,193
6.000%	05/01/37	11	11,151
6.000%	06/01/37	—(r)	237
6.000%	08/01/37	5	5,313
6.000%	09/01/37	—(r)	188
6.000%	10/01/37	18	18,499
6.000%	05/01/38	25	26,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/53	3,670	$3,756,771
6.000%	09/01/53	1,447	1,479,656
6.500%	07/01/32	21	21,730
6.500%	09/01/32	1	1,078
6.500%	09/01/32	14	14,728
6.500%	09/01/32	29	30,212
6.500%	09/01/32	33	33,716
6.500%	04/01/33	30	31,398
6.500%	11/01/33	16	16,684
6.500%	01/01/34	7	7,404
6.500%	09/01/34	29	29,997
6.500%	09/01/36	33	34,916
6.500%	10/01/36	10	10,472
6.500%	01/01/37	32	33,598
6.500%	01/01/37	42	43,557
6.625%	11/15/30	995	1,151,089
7.000%	02/01/32	5	5,657
7.000%	05/01/32	7	6,896
7.000%	06/01/32	8	8,112
7.000%	07/01/32	12	12,378
7.125%	01/15/30(k)	3,195	3,719,735
Government National Mortgage Assoc.
2.000%	10/20/50	4,462	3,787,454
2.000%	01/20/51	2,390	2,027,831
2.000%	03/20/51	671	569,101
2.000%	07/20/51	937	794,328
2.000%	10/20/51	595	504,316
2.000%	11/20/51	474	401,794
2.500%	03/20/43	112	100,515
2.500%	12/20/46	200	179,555
2.500%	08/20/50	60	53,037
2.500%	09/20/50	447	395,048
2.500%	10/20/50	2,051	1,812,297
2.500%	11/20/50	1,563	1,380,357
2.500%	02/20/51	1,891	1,669,720
2.500%	03/20/51	1,049	925,493
2.500%	05/20/51	1,963	1,731,782
2.500%	07/20/51	2,401	2,116,758
2.500%	08/20/51	3,580	3,155,780
3.000%	12/20/44	74	68,765
3.000%	03/15/45	214	197,189
3.000%	11/20/45	231	214,105
3.000%	03/20/46	467	432,205
3.000%	07/20/46	1,187	1,097,450
3.000%	08/20/46	317	292,965
3.000%	10/20/46	2,275	2,095,057
3.000%	04/20/47	392	361,512
3.000%	12/20/49	132	120,850
3.000%	01/20/50	779	714,385
3.000%	06/20/51	572	522,678
3.000%	10/20/51	1,199	1,094,452
3.000%	11/20/51	421	383,754
3.000%	12/20/51	2,375	2,165,858
3.500%	12/20/42	452	432,890
3.500%	05/20/43	138	132,786
3.500%	04/20/45	398	379,560
3.500%	07/20/46	1,434	1,364,350

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/20/48	1,086	$1,029,164
3.500%	11/20/48	362	343,789
3.500%	06/20/49	1,344	1,270,011
3.500%	02/20/52	5,668	5,324,175
4.000%	06/15/40	27	26,082
4.000%	05/20/41	23	22,497
4.000%	12/20/42	258	256,518
4.000%	08/20/44	92	90,992
4.000%	11/20/45	177	174,328
4.000%	12/20/45	489	480,982
4.000%	09/20/47	1,310	1,283,657
4.000%	02/20/49	463	451,894
4.000%	01/20/50	183	178,300
4.000%	06/20/52	923	892,522
4.500%	04/15/40	151	152,700
4.500%	01/20/41	173	174,985
4.500%	02/20/41	272	275,514
4.500%	03/20/41	135	136,571
4.500%	06/20/44	204	205,855
4.500%	09/20/46	162	160,582
4.500%	11/20/46	211	212,213
4.500%	03/20/47	113	113,139
4.500%	05/20/48	182	182,414
4.500%	08/20/48	325	324,710
5.000%	10/20/37	46	47,589
5.000%	04/20/45	231	236,347
5.500%	TBA	4,500	4,543,334
5.500%	08/15/33	99	100,768
5.500%	08/15/33	128	133,599
5.500%	12/15/33	6	5,900
5.500%	03/15/34	85	87,823
5.500%	12/15/34	131	135,786
5.500%	07/15/35	24	25,159
5.500%	04/15/36	19	19,489
5.500%	01/20/53	4,509	4,559,676
6.000%	04/15/33	4	3,716
6.000%	12/15/33	55	56,541
6.000%	01/15/34	13	12,988
6.000%	01/15/34	16	16,235
6.000%	01/15/34	27	28,473
6.000%	06/20/34	43	45,489
6.000%	07/15/34	32	33,956
6.500%	11/15/28	1	1,450
6.500%	08/15/31	1	914
6.500%	12/15/31	4	4,666
6.500%	02/15/32	14	14,538
6.500%	06/15/32	8	8,331
6.500%	07/15/32	15	15,065
6.500%	08/15/32	2	2,029
6.500%	08/15/32	3	2,704
6.500%	08/15/32	5	5,434
6.500%	08/15/32	14	14,750
6.500%	08/15/32	75	78,319
6.500%	08/15/34	16	17,226
6.500%	06/15/35	13	13,402
6.500%	09/15/36	14	15,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	$123,985
4.375%	08/01/34	950	968,528
7.125%	05/01/30	435	507,334

Total U.S. Government Agency Obligations (cost $293,477,627)			284,415,049
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
1.625%	11/15/50	26,230	15,422,420
2.250%	05/15/41	1,980	1,534,809
2.375%	02/15/42	10	7,789
3.875%	05/15/43	2,185	2,104,087
4.750%	11/15/43	12,965	13,990,045
4.750%	11/15/53	11,355	12,545,501
U.S. Treasury Notes
3.625%	09/30/31	50	49,906
4.250%	12/31/25	2,790	2,802,751
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	200	101,266
2.679%(s)	11/15/43	2,175	936,015
3.021%(s)	11/15/41	7,605	3,615,940
4.327%(s)	08/15/43	600	261,023
4.349%(s)	02/15/43	20	8,890
4.568%(s)	11/15/42	310	139,597
4.608%(s)	11/15/48	160	54,838
4.924%(s)	02/15/49	465	158,136
5.331%(s)	02/15/40	755	392,276

Total U.S. Treasury Obligations (cost $55,170,566)			54,125,289

Total Long-Term Investments (cost $1,339,826,141)			2,435,046,436

	Shares
Short-Term Investments — 11.2%
Affiliated Mutual Funds — 11.2%
PGIM Core Ultra Short Bond Fund(wb)	274,194,607	274,194,607
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $30,738,140; includes $30,599,881 of cash collateral for securities on loan)(b)(wb)	30,816,765	30,804,438

Total Affiliated Mutual Funds (cost $304,932,747)		304,999,045

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.799%	12/19/24	540	$534,663
(cost $534,383)

Total Short-Term Investments (cost $305,467,130)			305,533,708

TOTAL INVESTMENTS—100.7% (cost $1,645,293,271)			2,740,580,144

Liabilities in excess of other assets(z) — (0.7)%			(19,352,864)

Net Assets — 100.0%			$2,721,227,280

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $550,784 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,052,742; cash collateral of $30,599,881 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/15/24	$(1,000)		$(826,561)
Federal National Mortgage Assoc.	3.000%	TBA	11/14/24	(8,500)		(7,637,041)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(4,000)		(3,727,639)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(2,500)		(2,457,568)
Federal National Mortgage Assoc.	5.000%	TBA	10/15/24	(2,000)		(1,998,672)
Federal National Mortgage Assoc.	5.500%	TBA	11/14/24	(1,500)		(1,517,369)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(4,500)		(4,103,081)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(1,000)		(939,449)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $23,286,914)						$(23,207,380)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
198	2 Year U.S. Treasury Notes	Dec. 2024	$41,231,953	$125,148
370	5 Year U.S. Treasury Notes	Dec. 2024	40,656,640	(46,299)
325	10 Year U.S. Treasury Notes	Dec. 2024	37,141,406	25,903
124	10 Year U.S. Ultra Treasury Notes	Dec. 2024	14,668,813	(32,063)
60	20 Year U.S. Treasury Bonds	Dec. 2024	7,451,250	18,833
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	931,656	(5,997)
2	Mini MSCI EAFE Index	Dec. 2024	248,780	5,071
29	S&P 500 E-Mini Index	Dec. 2024	8,430,663	179,456
				270,052
Short Position:
15	5 Year Euro-Bobl	Dec. 2024	2,004,505	(15,621)
				$254,431
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	HSBC	GBP	4,755	$6,365,913	$6,357,807	$—	$(8,106)
Euro,
Expiring 10/02/24	HSBC	EUR	625	693,374	695,971	2,597	—
Expiring 10/02/24	SSB	EUR	41,621	46,378,014	46,333,753	—	(44,261)
				$53,437,301	$53,387,531	2,597	(52,367)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	MSI	GBP	4,755	$6,278,398	$6,357,807	$—	$(79,409)
Expiring 11/05/24	HSBC	GBP	4,755	6,365,647	6,357,630	8,017	—
Euro,
Expiring 10/02/24	HSBC	EUR	41,719	46,638,540	46,443,193	195,347	—
Expiring 10/02/24	MSI	EUR	527	583,762	586,531	—	(2,769)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/05/24	SSB	EUR	41,621	$46,443,525	$46,402,140	$41,385	$—
				$106,309,872	$106,147,301	244,749	(82,178)
						$247,346	$(134,545)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	$(23,395)	$57,293	$(80,688)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(23,395)	55,885	(79,280)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(23,395)	62,865	(86,260)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,865	(1,029)	(725)	(304)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	620	(342)	(240)	(102)	BARC
					$(71,556)	$175,078	$(246,634)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		1,230	0.277%	$11,055	$10,784	$271	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		1,230	0.245%	11,520	10,933	587	GSI
Morgan Stanley	12/20/25	1.000%(Q)		1,230	0.263%	11,259	10,784	475	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,865	0.147%	634	668	(34)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	650	0.147%	221	311	(90)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	620	0.147%	211	221	(10)	BARC
						$34,900	$33,701	$1,199

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	45,430	0.528%	$1,029,280	$1,029,574	$294
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$(2,249)	$(2,249)
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	4,993	4,993
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	9,172	9,172
20,590	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	91,992	91,992
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(95,087)	(95,087)
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(155,677)	(155,677)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	261	(33,399)	(33,660)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	4,656	353,768	349,112
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(9,474)	(333,092)	(323,618)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	755,453	636,754	(118,699)
				$750,896	$477,175	$(273,721)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(5,553)	$60,260	$—	$60,260
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/13/25	13,235	319,509	—	319,509
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/24/25	11,085	216,457	—	216,457
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	GSI	01/24/25	12,240	282,251	—	282,251
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	GSI	01/29/25	15,800	451,010	—	451,010
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/30/25	10,220	263,781	—	263,781
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 5.070%	BOA	02/11/25	19,230	$208,084	$—	$208,084
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.080%	JPM	02/25/25	13,010	16,037	—	16,037
					$1,817,389	$—	$1,817,389
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32